Note 4 - Cash, Cash Equivalents and Financial Assets - Variation of Short-term Investments and Non-current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Short-term investments	€ 15,217	[1]	€ 16,743
Short-term investments, acquisitions
Short-term investments, disposals			(2,704)
Short-term investments, variation of fair value through the consolidated statement of income	481		383
Short-term investments, variation of fair value by OCI
Short-term investments, variation of accrued interest	280		794
Short-term investments, foreign currency effect	15,978		15,217
Non-current financial assets	35,181	[1]	60,469
Non-current financial assets, acquisitions
Non-current financial assets, disposals	(2,000)		(21,513)
Non-current financial assets, variation of fair value through the consolidated statement of income	3,585		(4,169)
Non-current financial assets, variation of fair value by OCI	237		(152)
Non-current financial assets, variation of accrued interest			547
Non-current financial assets, foreign currency effect	37,005		35,181
Total	50,398		77,212
Total, acquisitions
Total, disposals	(2,000)		(24,217)
Total, variation of fair value through the consolidated statement of income	4,065		(3,786)
Total, variation of fair value by OCI	237		(152)
Total, variation of accrued interest	280		1,341
Total, foreign currency effect	€ 52,983		€ 50,398

[1]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.